Fair values of financial assets and liabilities - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 481,463	£ 459,857
Reverse repurchase agreements	50,986	49,476
Asset-backed securities	3	0
Corporate and other debt securities	9,771	7,396
Debt securities	13,987	14,544
Total trading assets	25,537	25,450
Loans and advances to banks	7,236	7,900
Treasury and other bills	17	47	£ 10
Contracts held with reinsurers	401	422
Financial assets at fair value through profit or loss, mandatorily measured at fair value	214,876	190,475
Financial assets at fair value through profit or loss	240,413	215,925
Financial assets at fair value through other comprehensive income	36,320	30,690
Collective investment vehicles and limited partnerships
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to loss from interests in structured entities	45,991	86,630
Insurance and participating investment contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	209,545	185,201
Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Asset-backed securities	3	0
Corporate and other debt securities	9,771	7,396
Debt securities	0	0
Total trading assets	2,908
Loans and advances to banks	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value	160,763	138,890
Financial assets at fair value through profit or loss	163,671	142,363
Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Reverse repurchase agreements	50,986	49,476
Debt securities	12,908	11,980
Total trading assets	22,629
Loans and advances to banks	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value	43,862	41,696
Financial assets at fair value through profit or loss	66,491	63,673
Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	480,703	455,846
Reverse repurchase agreements	0	0
Debt securities	1,174	2,400
Total trading assets	0
Loans and advances to banks	7,235	7,892
Financial assets at fair value through profit or loss, mandatorily measured at fair value	10,251	9,889
Financial assets at fair value through profit or loss	10,251	9,889
Held for trading £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	621	621
Reverse repurchase agreements	20,981	20,466
Government securities	2,908	3,473
Asset-backed securities	182	149
Corporate and other debt securities	845	741
Debt securities	3,935	4,363
Held for trading £m | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Government securities	2,908	3,473
Asset-backed securities	0	0
Corporate and other debt securities	0	0
Debt securities	2,908	3,473
Held for trading £m | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	621	621
Reverse repurchase agreements	20,981	20,466
Government securities	0	0
Asset-backed securities	182	149
Corporate and other debt securities	845	741
Debt securities	1,027	890
Held for trading £m | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Government securities	0	0
Asset-backed securities	0	0
Corporate and other debt securities	0	0
Debt securities	0	0
Other financial assets mandatorily held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	8,380	8,428
Government securities	16,593	7,093
Asset-backed securities	923	652
Corporate and other debt securities	23,410	16,883
Debt securities	49,867	35,583
Loans and advances to banks	2,851	2,787
Other public sector securities	1,905	2,288
Bank and building society certificates of deposit	7,036	8,667
Treasury and other bills	11	32
Equity shares	145,599	133,118
Contracts held with reinsurers	8,168	10,527
Other financial assets mandatorily held at fair value through profit or loss | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Government securities	16,588	7,091
Asset-backed securities	0	0
Corporate and other debt securities	0	0
Debt securities	16,588	7,091
Loans and advances to banks	0	0
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Treasury and other bills	11	32
Equity shares	144,164	131,767
Contracts held with reinsurers	0	0
Other financial assets mandatorily held at fair value through profit or loss | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	2,322	2,418
Government securities	5	2
Asset-backed securities	272	285
Corporate and other debt securities	21,303	14,722
Debt securities	30,521	25,964
Loans and advances to banks	2,851	2,787
Other public sector securities	1,905	2,288
Bank and building society certificates of deposit	7,036	8,667
Treasury and other bills	0	0
Equity shares	0	0
Contracts held with reinsurers	8,168	10,527
Other financial assets mandatorily held at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	6,058	6,010
Government securities	0	0
Asset-backed securities	651	367
Corporate and other debt securities	2,107	2,161
Debt securities	2,758	2,528
Loans and advances to banks	0	0
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Treasury and other bills	0	0
Equity shares	1,435	1,351
Contracts held with reinsurers	0	0
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Government securities	23,183	15,261
Asset-backed securities	217	197
Corporate and other debt securities	12,869	14,907
Debt securities	36,269	30,365
Equity shares	51	325
Financial assets at fair value through other comprehensive income	36,320	30,690
Financial assets at fair value through other comprehensive income | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Government securities	22,875	15,146
Asset-backed securities	0	0
Corporate and other debt securities	1,276	1,152
Debt securities	24,151	16,298
Equity shares	0	0
Financial assets at fair value through other comprehensive income	24,151	16,298
Financial assets at fair value through other comprehensive income | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Government securities	308	115
Asset-backed securities	167	149
Corporate and other debt securities	11,593	13,755
Debt securities	12,068	14,019
Equity shares	0	0
Financial assets at fair value through other comprehensive income	12,068	14,019
Financial assets at fair value through other comprehensive income | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Government securities	0	0
Asset-backed securities	50	48
Corporate and other debt securities	0	0
Debt securities	50	48
Equity shares	51	325
Financial assets at fair value through other comprehensive income	101	373
Total financial assets (excluding derivatives) at fair value
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	276,733	246,615
Total financial assets (excluding derivatives) at fair value | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	187,822	158,661
Total financial assets (excluding derivatives) at fair value | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	78,559	77,692
Total financial assets (excluding derivatives) at fair value | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	£ 10,352	10,262
Financial assets at fair value through profit or loss | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Total trading assets		3,473
Financial assets at fair value through profit or loss | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Total trading assets		21,977
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Total trading assets		£ 0